DEBT (Details)	0 Months Ended	12 Months Ended									12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended													12 Months Ended		12 Months Ended				2 Months Ended	12 Months Ended
	Mar. 26, 2010	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Vessel [Member] USD ($)	Dec. 31, 2012 Vessel [Member] USD ($)	Dec. 31, 2013 Restricted cash and investment [Member] USD ($)	Dec. 31, 2012 Restricted cash and investment [Member] USD ($)	Dec. 31, 2013 4.5% convertible bond due 2015	Mar. 26, 2010 4.5% convertible bond due 2015	Dec. 31, 2013 7.84% to 8.04% First Preferred Mortgage Term Notes	Oct. 31, 2013 4.5% convertible bond due 2015 USD ($)	Mar. 31, 2012 4.5% convertible bond due 2015 USD ($)	Mar. 31, 2012 4.5% convertible bond due 2015 USD ($)	Dec. 31, 2013 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 25, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 24, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 07, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Feb. 22, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Sep. 08, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 27, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Jun. 02, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 NOK	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes USD ($)	Dec. 31, 2013 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes USD ($)	Dec. 31, 2013 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2021 [Member]	Dec. 31, 2013 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2019 [Member]	Dec. 31, 2013 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member] structure	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Aug. 31, 2008 International Tankers Corporation Ltd [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes	Dec. 31, 2013 International Tankers Corporation Ltd [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes USD ($) Rate
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt		$ 459,078,000	$ 483,992,000												$ 190,000,000	$ 215,000,000												$ 268,992,000	$ 279,480,000
Debt Unamortized Discount Resulting from Bond Buyback Sale		(12,222,000)																										0	(10,402,000)						12,200,000
Less: current portion of long-term debt		(22,706,000)	(20,700,000)
Long-term debt		436,372,000	463,292,000
Movement in debt [Roll Forward]
Balance at beginning of period		483,992,000	513,513,000	1,364,358,000
Loan drawndowns				72,000,000
Loan repayments		(21,531,000)	(19,521,000)	(256,527,000)
Debt transferred				(666,318,000)
Repurchase of debt carrying value		(25,000,000)	(10,000,000)										(10,000,000)
Notional value of long term debt in subsidiary entity sold		32,019,000																																	32,000,000
Debt Amortized Discount from Bond Buyback Sale		1,820,000																																	1,800,000
Balance at end of period		459,078,000	483,992,000	513,513,000
Convertible bonds due 2015 [Abstract]
Stated interest rate (in hundredths)									4.50%	4.50%					4.50%											4.50%	4.50%
Repurchase of debt purchase price													5,400,000
Gain (Loss) on repurchase of debt instrument														4,600,000
Repurchase of debt percentage holding													4.40%
Debt Conversion, Original Debt, Amount												25,000,000
Debt Conversion, Converted Instrument, Shares Issued												6,474,827
Debt Conversion, Cash Payment												2,250,000
Debt Conversion, Expense due to Inducement Offer												12,700,000
Debt instrument placed on private placement																										225,000,000
Convertible, conversion price (in dollars per share)															$ 36.5567				$ 36.5567			$ 37.0483		$ 38.0895		$ 39.00
Convertible Debt number of days up to April 14, 2015 to convert at conversion price	10
Convertible, reference price																										$ 29.7784	180.0045
USD/NOK exchange rate																										6.0448	6.0448
Dividend declared (in dollars per share)																	$ 0.02	$ 0.10		$ 0.10	$ 0.25		$ 0.75		$ 0.75
Minimum adjustment to conversion price, percent																					1.00%
Bond redemption features (in hundredths)																										100.00%	100.00%		100.00%
Bond redemption feature, minimum (in hundredths)															90.00%
Number of new shares to be issued (in shares)															5,197,406
First Preferred Mortgage Term Notes [Abstract]
Number of tranches of term notes purchased																																		3
Proceeds from Issuance of Debt																																			19,800,000
Debt discount effective interest rate																																			7.84%
Number of structures involved in financing and leasing transactions (in number of structures)																																3
Number of structures involved in financing and leasing transactions matured in 2010 (in number of structures)																																1
Stated interest rate range, minimum (in hundredths)											7.84%																	7.84%		7.84%				7.84%
Stated interest rate range, maximum (in hundredths)											8.04%																	8.04%			8.04%
Effective interest rate (in hundredths)																																7.91%	7.91%
Sinking fund redemption price (in hundredths)																																100.00%
Sinking fund [Abstract]
Debt Unamortized Discount Year 1																													(2,149,000)
Debt Unamortized Discount Year 2																													(1,941,000)
Debt Unamortized Discount Year 3																													(1,736,000)
Debt Unamortized Discount Year 4																													(1,515,000)
Debt Unamortized Discount Year 5																													(1,276,000)
Debt Unamortized Discount Year Thereafter																													(1,785,000)
2012																													22,706,000
2013																													24,909,000
2014																													27,289,000
2015																													29,850,000
2016																													32,619,000
Thereafter																													131,705,000
Sinking fund																													269,078,000
Maturities of Long-term Debt [Abstract]
2012		22,706,000																											24,855,000
2013		214,909,000																											26,850,000
2014		27,289,000																											29,025,000
2015		29,850,000																											31,365,000
2016		32,619,000																											33,895,000
Thereafter		131,705,000																											133,490,000
Total debt		459,078,000	483,992,000	513,513,000
Number of Companies in Calpetro Group which are not consolidated		3
Restricted net assets of unconsolidated and consolidated subsidiaries		41,500,000
Assets pledged [Abstract]
Newbuildings		264,804,000	282,946,000		263,367,000	280,929,000
Restricted cash and investments (excluding amounts held in charter service reserve)							$ 66,249,000	$ 86,280,000